PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited)
1
Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Communication Services : 15.3%
255,009
Alphabet, Inc. - Class A
$ 86,537,304
11.5
32,865
(1)
Live Nation
Entertainment, Inc.
5,912,085
0.8
10,160  Meta Platforms, Inc.
- Class A
5,814,975
0.8
20,913
(1)
Spotify Technology SA
11,368,725
1.5
23,572
(1)
Take-Two Interactive
Software, Inc.
5,178,768
0.7
114,811,857
15.3
Consumer Discretionary : 7.5%
43,949
(1)
Amazon.com, Inc.
11,416,632
1.5
19,784  Hilton Worldwide
Holdings, Inc.
6,257,284
0.8
22,474  Royal Caribbean
Cruises Ltd.
6,039,663
0.8
55,534
Tapestry, Inc.
6,852,340
0.9
32,123
(1)
Tesla, Inc.
11,819,658
1.6
47,539
TJX Cos., Inc.
6,365,947
0.9
33,358
Williams-Sonoma, Inc.
7,613,963
1.0
56,365,487
7.5
Consumer Staples : 2.0%
103,502
Coca-Cola Co.
9,177,522
1.2
46,575
(1)
Dollar Tree, Inc.
5,895,929
0.8
15,073,451
2.0
Energy : 0.7%
88,789
Schlumberger NV
5,336,219
0.7
Financials : 4.5%
20,164
CME Group, Inc.
5,756,822
0.8
73,970
Visa, Inc. - Class A
28,061,999
3.7
33,818,821
4.5
Health Care : 6.5%
18,036
AbbVie, Inc.
4,624,791
0.6
28,717
Danaher Corp.
6,132,803
0.8
14,420
Eli Lilly & Co.
16,680,047
2.2
14,349
(1)
Intuitive Surgical, Inc.
5,407,564
0.7
16,035
(1)
Vertex
Pharmaceuticals, Inc.
8,731,378
1.2
16,748
(1)
Waters Corp.
6,944,223
1.0
48,520,806
6.5
Industrials : 7.7%
24,445
AMETEK, Inc.
5,748,731
0.8
7,474  Comfort Systems USA,
Inc.
11,551,964
1.6
149,904
CSX Corp.
7,571,651
1.0
8,633
GE Vernova, Inc.
7,757,009
1.0
19,945
HEICO Corp.
6,604,787
0.9
30,844  Howmet Aerospace,
Inc.
7,555,238
1.0
10,600
(1)
Saia, Inc.
3,764,378
0.5
26,767  Vertiv Holdings Co.
- Class A
6,925,158
0.9
57,478,916
7.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology : 50.7%
50,083
(1)
Advanced Micro
Devices, Inc.
$ 23,575,070
3.1
106,575
Apple, Inc.
33,768,289
4.5
104,300
Broadcom, Inc.
38,626,462
5.1
32,566
(1)
Cloudflare, Inc. - Class
A
9,936,212
1.3
24,548
(1)
Coherent Corp.
6,820,171
0.9
63,396
(1)
Crowdstrike Holdings,
Inc. - Class A
14,644,476
2.0
42,907
Entegris, Inc.
5,804,888
0.8
33,552  GLOBALFOUNDRIES,
Inc.
1,499,439
0.2
32,245
(1)
Keysight Technologies,
Inc.
10,405,462
1.4
43,860
Lam Research Corp.
13,223,351
1.8
14,866
(1)
Lattice Semiconductor
Corp.
1,714,644
0.2
12,281  Micron Technology,
Inc.
11,774,163
1.6
91,920
Microsoft Corp.
46,630,097
6.2
6,415  Monolithic Power
Systems, Inc.
8,132,745
1.1
698,588
Nokia Oyj, ADR
7,083,682
0.9
449,209
NVIDIA Corp.
99,176,363
13.2
24,019
(1)
Onto Innovation, Inc.
6,418,117
0.9
106,064
(1)
Palantir Technologies,
Inc. - Class A
19,768,208
2.6
16,003
(1)
Palo Alto Networks,
Inc.
6,115,226
0.8
7,149
(1)
Sandisk Corp.
11,200,338
1.5
7,309
(1)
SiTime Corp.
4,132,655
0.6
380,450,058
50.7
Materials : 1.1%
29,395
Ecolab, Inc.
8,324,664
1.1
Real Estate : 0.6%
20,574
Welltower, Inc.
4,860,402
0.6
Total Common Stock
(Cost $401,750,620)
725,040,681
96.6
EXCHANGE-TRADED FUNDS : 3.0%
61,332  iShares Russell 1000
Growth ETF
7,526,050
1.0
82,058
(2)
State Street
Technology Select
Sector SPDR ETF
15,303,817
2.0
Total Exchange-Traded
Funds
(Cost $22,460,487)
22,829,867
3.0
Total Long-Term
Investments
(Cost $424,211,107)
747,870,548
99.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Large-Cap Growth Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 1.0%
1,685,453
(3)
Daiwa Capital
Markets America
Inc., Repurchase
Agreement dated
8/31/2026, 3.670%,
due 9/1/2026
(Repurchase
Amount $1,685,622,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
6.500%, Market Value
plus accrued interest
$1,719,162, due
08/15/27-08/01/56)
$ 1,685,453
0.2
451,241
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
8/31/2026, 3.600%,
due 9/1/2026
(Repurchase
Amount $451,286,
collateralized
by various U.S.
Government
Securities, 3.500%-
4.500%, Market
Value plus accrued
interest $460,266, due
08/31/28-11/15/54)
451,241
0.1
1,685,453
(3)
HSBC Securities
(USA) Inc.,
Repurchase
Agreement dated
8/31/2026, 3.670%,
due 9/1/2026
(Repurchase
Amount $1,685,622,
collateralized
by various U.S.
Government Agency
Obligations, 1.220%-
7.000%, Market Value
plus accrued interest
$1,719,162, due
06/01/28-07/01/56)
1,685,453
0.2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
309,188
(3)
Natwest Markets
Securities Inc.,
Repurchase
Agreement dated
8/31/2026, 3.670%,
due 9/1/2026
(Repurchase
Amount $309,219,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.500%-
6.322%, Market
Value plus accrued
interest $315,372, due
05/15/27-08/01/55)
$ 309,188
0.1
1,685,453
(3)
Nomura Securities
International,
Inc., Repurchase
Agreement dated
8/31/2026, 3.670%,
due 9/1/2026
(Repurchase
Amount $1,685,622,
collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,719,162, due
10/21/26-04/15/68)
1,685,453
0.2
1,685,453
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
8/31/2026, 3.670%,
due 9/1/2026
(Repurchase
Amount $1,685,622,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,719,162, due
09/10/26-11/20/65)
1,685,453
0.2
Total Repurchase
Agreements
(Cost $7,502,241)
7,502,241
1.0

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Large-Cap Growth Fund
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.4%
2,897,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.580%
(Cost $2,897,000) $ 2,897,000 0.4
Total Short-Term
Investments
(Cost $10,399,241)
$ 10,399,241
1.4
Total Investments in
Securities
(Cost $434,610,348) $ 758,269,789 101.0
Liabilities in Excess
of Other Assets (7,852,820) (1.0)
Net Assets $ 750,416,969 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of August 31, 2026.

PORTFOLIO OF INVESTMENTS
as of August 31, 2026 (Unaudited) (continued)

Voya Large-Cap Growth Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 725,040,681 $ — $ — $ 725,040,681
Exchange-Traded Funds 22,829,867 — — 22,829,867
Short-Term Investments 2,897,000 7,502,241 — 10,399,241
Total Investments, at fair value $ 750,767,548 $ 7,502,241 $ — $ 758,269,789
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 337,216,704
Gross Unrealized Depreciation (13,557,263)
Net Unrealized Appreciation $ 323,659,441